Fair Value - Hierarchy table (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 12,639,845	$ 12,654,859
Short-term investments	493,726	4,400
Equities	694,301	638,596
Other invested assets	784,603	639,572
Funds held - directly managed		300,445
Total	14,612,475	14,237,872
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	229,000
Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	17,820	8,559
Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		3,367
Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	2,824	11,985
Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,697	2,505
Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	10
Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		391
Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	401,702	205,331
Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	6,507	111,988
Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	372,710	331,932
Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,673)	(20,328)
Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(2,568)
Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,232)	(3,269)
Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(9,194)	(12,298)
Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(591)
Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed		2,520
Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	25,018	33,042
Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	17,748	12,951
Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	13,334	897
Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	6,435	2,170
Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	4,797	16,534
Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	2,960	7,558
Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,451	3,215
Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	799	3,493
Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	621,759	558,736
U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,345,008	2,205,964
Funds held - directly managed		161,023
U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	134,593	690,311
Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,158,642	1,750,770
Funds held - directly managed		95,812
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	5,611,678	6,128,636
Funds held - directly managed		41,090
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	58,683	51,703
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,331,230	1,822,725
Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	11	4,750
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Short-term investments	0	0
Equities	45,386	39,414
Other invested assets	0	3,367
Funds held - directly managed		0
Total	45,386	42,781
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		3,367
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Quoted prices in active markets for identical assets (Level 1) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Quoted prices in active markets for identical assets (Level 1) | Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed		0
Quoted prices in active markets for identical assets (Level 1) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	11,307	11,115
Quoted prices in active markets for identical assets (Level 1) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	5,492	1,990
Quoted prices in active markets for identical assets (Level 1) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	13,334	897
Quoted prices in active markets for identical assets (Level 1) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	6,435	2,170
Quoted prices in active markets for identical assets (Level 1) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	4,797	16,534
Quoted prices in active markets for identical assets (Level 1) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,771	0
Quoted prices in active markets for identical assets (Level 1) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,451	3,215
Quoted prices in active markets for identical assets (Level 1) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	799	3,493
Quoted prices in active markets for identical assets (Level 1) | Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Quoted prices in active markets for identical assets (Level 1) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Funds held - directly managed		0
Quoted prices in active markets for identical assets (Level 1) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Funds held - directly managed		0
Quoted prices in active markets for identical assets (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Funds held - directly managed		0
Quoted prices in active markets for identical assets (Level 1) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	12,479,881	12,505,315
Short-term investments	493,726	4,400
Equities	1,190	7,559
Other invested assets	4,963	(20,842)
Funds held - directly managed		298,378
Total	12,979,760	12,794,810
Significant other observable inputs (Level 2) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	17,820	8,559
Significant other observable inputs (Level 2) | Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant other observable inputs (Level 2) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	10
Significant other observable inputs (Level 2) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		391
Significant other observable inputs (Level 2) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	3,425
Significant other observable inputs (Level 2) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,673)	(20,328)
Significant other observable inputs (Level 2) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Significant other observable inputs (Level 2) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(9,194)	(12,298)
Significant other observable inputs (Level 2) | Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(591)
Significant other observable inputs (Level 2) | Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed		453
Significant other observable inputs (Level 2) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1	1
Significant other observable inputs (Level 2) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,189	7,558
Significant other observable inputs (Level 2) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,345,008	2,205,964
Funds held - directly managed		161,023
Significant other observable inputs (Level 2) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	13,695	561,505
Significant other observable inputs (Level 2) | Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,158,642	1,750,770
Funds held - directly managed		95,812
Significant other observable inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	5,590,208	6,128,636
Funds held - directly managed		41,090
Significant other observable inputs (Level 2) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	41,087	30,965
Significant other observable inputs (Level 2) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,331,230	1,822,725
Significant other observable inputs (Level 2) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	11	4,750
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	159,964	149,544
Short-term investments	0	0
Equities	647,725	591,623
Other invested assets	779,640	657,047
Funds held - directly managed		2,067
Total	1,587,329	1,400,281
Significant unobservable inputs (Level 3) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant unobservable inputs (Level 3) | Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant unobservable inputs (Level 3) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	2,824	11,985
Significant unobservable inputs (Level 3) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,697	2,505
Significant unobservable inputs (Level 3) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Significant unobservable inputs (Level 3) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant unobservable inputs (Level 3) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	401,702	205,331
Significant unobservable inputs (Level 3) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	6,507	108,563
Significant unobservable inputs (Level 3) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	372,710	331,932
Significant unobservable inputs (Level 3) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant unobservable inputs (Level 3) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(2,568)
Significant unobservable inputs (Level 3) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,232)	(3,269)
Significant unobservable inputs (Level 3) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant unobservable inputs (Level 3) | Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant unobservable inputs (Level 3) | Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed		2,067
Significant unobservable inputs (Level 3) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	13,710	21,926
Significant unobservable inputs (Level 3) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	12,256	10,961
Significant unobservable inputs (Level 3) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) | Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	621,759	558,736
Significant unobservable inputs (Level 3) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Funds held - directly managed		0
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	120,898	128,806
Significant unobservable inputs (Level 3) | Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Funds held - directly managed		0
Significant unobservable inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	21,470	0
Funds held - directly managed		0
Significant unobservable inputs (Level 3) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	17,596	20,738
Significant unobservable inputs (Level 3) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0	0
Significant unobservable inputs (Level 3) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 0	$ 0